United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/14

Date of Reporting Period: Quarter ended 04/30/14

Item 1. Schedule of Investments

Federated Government Ultrashort Duration Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—16.1%
	Federal Home Loan Mortgage Corporation ARM—8.5%
$583,155	2.025%, 7/1/2030	$597,022
216,878	2.100%, 5/1/2033	227,132
775,328	2.160%, 3/1/2033	813,864
519,867	2.237%, 1/1/2027	535,616
8,243,939	2.270%, 5/1/2037	8,710,093
94,288	2.334%, 7/1/2033	99,747
5,881,170	2.375%, 4/1/2034	6,234,695
2,904,450	2.386%, 2/1/2036	3,092,333
7,642,460	2.393%, 5/1/2038	8,107,688
319,239	2.439%, 5/1/2037	339,890
2,295,597	2.443%, 9/1/2036	2,441,898
630,431	2.450%, 9/1/2025	657,125
25,117,763	2.452%, 10/1/2033	26,685,213
1,456,457	2.478%, 8/1/2036	1,548,990
25,661,788	2.593%, 7/1/2034	27,321,798
3,338,617	2.638%, 8/1/2037	3,554,585
	TOTAL	90,967,689
	Federal National Mortgage Association ARM—7.6%
626,490	1.280%, 9/1/2027	638,969
665,504	1.530%, 5/1/2040	679,817
151,602	1.530%, 5/1/2040	154,888
355,612	1.530%, 8/1/2040	364,226
369,714	1.960%, 7/1/2033	385,643
2,802,129	2.020%, 6/1/2038	2,926,446
13,086,966	2.130%, 2/1/2039	13,747,046
1,643,462	2.160%, 4/1/2024	1,698,180
3,350,335	2.200%, 1/1/2035	3,532,604
2,825,926	2.210%, 6/1/2036	2,984,897
563,417	2.240%, 2/1/2037	594,616
18,778	2.250%, 6/1/2028	19,667
55,131	2.270%, 8/1/2032	57,798
5,675,291	2.260%, 1/1/2035	5,981,134
371,027	2.320%, 3/1/2033	393,943
18,680	2.340%, 2/1/2033	19,517
20,460,699	2.340%, 12/1/2035	21,618,185
2,112,778	2.350%, 6/1/2036	2,240,428
2,950,736	2.370%, 8/1/2034	3,127,946
66,220	2.420%, 12/1/2032	70,286
3,731,956	2.580%, 9/1/2037	3,973,369
448,143	2.530%, 5/1/2036	477,132
2,131,047	2.650%, 9/1/2035	2,268,900
11,259,302	2.730%, 8/1/2035	11,987,644
1,928,903	2.630%, 4/1/2033	2,023,501
	TOTAL	81,966,782
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $171,710,038)	172,934,471

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—46.2%
	Federal Home Loan Mortgage Corporation REMIC—9.3%
$520,989	Series 2292 KF, 0.402%, 7/25/2022	$519,803
849,938	Series 242 F29, 0.402%, 11/15/2036	849,579
2,499,857	Series 2861 AF, 0.452%, 9/15/2034	2,506,073
2,463,670	Series 3036 NF, 0.452%, 8/15/2035	2,468,099
308,721	Series 3300 FA, 0.452%, 8/15/2035	309,282
309,817	Series 3325 NF, 0.452%, 8/15/2035	310,380
1,609,297	Series 244 F30, 0.452%, 12/15/2036	1,611,437
2,568,639	Series 3085 VF, 0.472%, 12/15/2035	2,576,499
620,688	Series 2571 FB, 0.502%, 2/15/2018	622,799
1,455,476	Series 2758 FH, 0.502%, 3/15/2019	1,461,794
1,177,855	Series 2796 FD, 0.502%, 7/15/2026	1,182,010
1,056,571	Series 2763 FB, 0.502%, 4/15/2032	1,061,414
4,700,596	Series 3380 FP, 0.502%, 11/15/2036	4,711,974
683,038	Series 244 F22, 0.502%, 12/15/2036	685,112
182,277	Series 2488 WF, 0.552%, 8/15/2017	182,916
280,446	Series 2470 FI, 0.552%, 10/15/2026	281,969
1,059,591	Series 2530 FK, 0.555%, 6/15/2029	1,067,495
692,386	Series 2493 F, 0.552%, 9/15/2029	696,076
294,429	Series 2286 FA, 0.552%, 2/15/2031	295,947
535,672	Series 2477 FD, 0.552%, 7/15/2032	538,429
944,576	Series 2479 FA, 0.555%, 8/15/2032	949,876
799,812	Series 2495 F, 0.552%, 9/15/2032	803,753
1,042,841	Series 2526 FC, 0.555%, 11/15/2032	1,047,905
1,674,260	Series 2551 FD, 0.555%, 1/15/2033	1,685,564
5,203,104	Series 2631 FC, 0.555%, 6/15/2033	5,243,968
5,358,734	Series 2750 FG, 0.552%, 2/15/2034	5,403,564
2,880,816	Series 2812 LF, 0.552%, 6/15/2034	2,895,141
2,777,486	Series 3184 JF, 0.552%, 7/15/2036	2,793,876
2,490,492	Series 3191 FE, 0.552%, 7/15/2036	2,501,765
89,305	Series 2395 FT, 0.602%, 12/15/2031	89,873
1,242,737	Series 2671 F, 0.602%, 9/15/2033	1,254,172
12,327,860	Series 2711 FD, 0.652%, 4/15/2018	12,392,760
1,291,284	Series 2571 FK, 0.652%, 9/15/2023	1,301,294
485,626	Series 2111 MA, 0.652%, 1/15/2029	489,614
496,183	Series 2111 MB, 0.652%, 1/15/2029	500,258
506,740	Series 2111 MC, 0.652%, 1/15/2029	510,901
752,924	Series 2296 FC, 0.655%, 6/15/2029	761,353
300,599	Series 2471 FS, 0.652%, 2/15/2032	303,870
352,447	Series 2504 FP, 0.652%, 3/15/2032	356,227
351,366	Series 2610 FD, 0.652%, 12/15/2032	354,799
9,419,168	Series 2750 FH, 0.652%, 2/15/2034	9,550,813
34,470	Series 2452 FG, 0.702%, 3/15/2032	34,824
328,128	Series 2380 FI, 0.752%, 6/15/2031	333,008
1,951,770	Series 2380 FL, 0.755%, 11/15/2031	1,981,144
255,971	Series 2396 FL, 0.755%, 12/15/2031	259,630
816,397	Series 2367 FG, 0.772%, 6/15/2031	829,173
1,028,250	Series 2386 FE, 0.855%, 6/15/2031	1,046,460
518,628	Series 3085 FW, 0.852%, 8/15/2035	528,128
418,030	Series 2389 FI, 0.902%, 6/15/2031	426,086
3,389,261	Series 3542 NF, 0.902%, 7/15/2036	3,444,826

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$1,228,802	Series 1534 J, 1.052%, 6/15/2023	$1,247,009
1,225,480	Series 2418 FO, 1.055%, 2/15/2032	1,248,007
1,862,178	Series 2684 FV, 1.052%, 10/15/2033	1,901,907
1,104,302	Series 2326 FJ, 1.102%, 6/15/2031	1,125,236
1,567,927	Series 2344 FP, 1.102%, 8/15/2031	1,600,185
1,427,359	Series 2412 OF, 1.102%, 12/15/2031	1,455,611
452,294	Series 2451 FC, 1.152%, 5/15/2031	462,374
458,552	Series 2470 FW, 1.152%, 5/15/2031	468,423
439,040	Series 2470 FX, 1.152%, 5/15/2031	448,491
336,810	Series 2481 FC, 1.152%, 5/15/2031	343,946
1,399,778	Series 2475 FL, 1.155%, 2/15/2032	1,431,936
933,186	Series 2476 FC, 1.152%, 2/15/2032	954,624
608,776	Series 2460 FE, 1.152%, 6/15/2032	621,928
611,510	Series 2470 GF, 1.152%, 6/15/2032	624,721
632,818	Series 2498 HF, 1.152%, 6/15/2032	646,488
100,571	Series 1146 E, 1.205%, 9/15/2021	102,021
1,006,066	Series 1632 FB, 1.352%, 11/15/2023	1,025,866
	TOTAL	99,722,485
	Federal National Mortgage Association REMIC—16.0%
9,445,513	Series 2006-W1 2AF1, 0.372%, 2/25/2046	9,352,124
345,392	Series 2001-61 FM, 0.402%, 10/18/2016	344,478
1,912,652	Series 2002-89 F, 0.454%, 1/25/2033	1,915,029
12,966,305	Series 2006-75 FP, 0.454%, 8/25/2036	12,984,176
407,737	Series 2001-34 FB, 0.452%, 12/18/2028	407,096
51,979,001	Series 2012-116 FA, 0.456%, 10/25/2042	51,957,092
3,771,411	Series 2006-98 FB, 0.462%, 10/25/2036	3,778,961
464,610	Series 2001-53 FX, 0.502%, 10/25/2031	463,687
1,782,257	Series 2003-66 FA, 0.502%, 7/25/2033	1,788,676
3,771,907	Series 2008-52 FD, 0.502%, 6/25/2036	3,782,316
2,056,361	Series 2006-79 DF, 0.502%, 8/25/2036	2,064,464
3,378,245	Series 2006-81 FA, 0.502%, 9/25/2036	3,392,802
5,001,613	Series 2004-51 FY, 0.532%, 7/25/2034	5,028,957
1,112,847	Series 2003-19 FY, 0.554%, 3/25/2033	1,120,179
831,304	Series 2003-102 FT, 0.552%, 10/25/2033	834,720
1,951,533	Series 2003-121 FD, 0.552%, 12/25/2033	1,965,407
3,440,142	Series 2004-2 FW, 0.552%, 2/25/2034	3,456,451
2,659,440	Series 2004-17 FT, 0.552%, 4/25/2034	2,677,533
2,643,771	Series 2005-104 FA, 0.552%, 12/25/2035	2,659,680
1,242,139	Series 2001-46 F, 0.552%, 9/18/2031	1,248,939
1,637,692	Series 2002-77 FH, 0.555%, 12/18/2032	1,650,103
1,484,936	Series 2003-35 FY, 0.552%, 5/25/2018	1,491,146
408,627	Series 1998-22 FA, 0.552%, 4/18/2028	408,758
2,413,802	Series 2003-117 KF, 0.552%, 8/25/2033	2,423,686
2,684,202	Series 2004-49 FN, 0.552%, 7/25/2034	2,696,498
2,726,761	Series 2006-60 FD, 0.582%, 4/25/2035	2,742,652
113,744	Series 2000-34 F, 0.602%, 10/25/2030	113,901
505,123	Series 2002-74 FV, 0.602%, 11/25/2032	508,451
920,683	Series 2003-21 TF, 0.602%, 3/25/2033	928,273
1,637,844	Series 2003-79 FC, 0.602%, 8/25/2033	1,652,427
5,402,843	Series 2006-90 FE, 0.602%, 9/25/2036	5,452,162

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—continued
$55,596	Series 2001-32 F, 0.602%, 7/25/2016	$55,699
474,377	Series 2002-4 FJ, 0.602%, 2/25/2032	477,267
493,746	Series 2002-82 FG, 0.602%, 12/25/2032	497,034
5,356,941	Series 2004-49 FQ, 0.606%, 7/25/2034	5,392,571
1,731,151	Series 2004-53 FC, 0.602%, 7/25/2034	1,746,551
1,362,441	Series 2004-64 FW, 0.602%, 8/25/2034	1,375,478
77,374	Series 2000-37 FA, 0.652%, 11/25/2030	77,603
1,449,653	Series 2001-56 FG, 0.654%, 10/25/2031	1,462,766
583,197	Series 2001-68 FD, 0.654%, 12/25/2031	589,610
132,298	Series 2001-34 FL, 0.652%, 8/25/2031	133,448
687,299	Series 2002-9 FH, 0.656%, 3/25/2032	692,631
380,210	Series 2002-52 FD, 0.652%, 9/25/2032	383,411
443,089	Series 2002-90 FH, 0.652%, 9/25/2032	447,740
289,769	Series 2002-82 FB, 0.652%, 12/25/2032	292,886
496,755	Series 2003-2 FA, 0.652%, 2/25/2033	502,098
573,888	Series 2003-14 FT, 0.652%, 3/25/2033	580,176
2,567,464	Series 2003-107 FD, 0.652%, 11/25/2033	2,595,458
322,061	Series 2002-41 F, 0.702%, 7/25/2032	326,289
4,656,890	Series 2002-93 FJ, 0.704%, 1/25/2033	4,717,880
6,205,617	Series 2003-116 HF, 0.704%, 11/25/2033	6,286,777
28,470	Series 2002-39 FB, 0.702%, 3/18/2032	28,763
2,150,086	Series 2002-58 FD, 0.756%, 8/25/2032	2,180,601
705,004	Series 2002-8 FA, 0.905%, 3/18/2032	718,181
552,170	Series 2002-37 F, 0.952%, 11/25/2031	560,534
899,524	Series 2002-34 FC, 1.155%, 12/18/2031	919,846
433,836	Series 2002-75 FD, 1.152%, 11/18/2032	443,600
966,499	Series 2002-17 JF, 1.152%, 4/25/2032	988,946
2,943,660	Series 2002-47 NF, 1.156%, 4/25/2032	3,007,841
693,929	Series 2002-64 FJ, 1.152%, 4/25/2032	710,045
1,107,726	Series 2002-82 FC, 1.156%, 9/25/2032	1,132,596
625,215	Series 2002-53 FG, 1.252%, 7/25/2032	641,182
652,334	Series 1993-165 FE, 1.302%, 9/25/2023	664,720
356,592	Series 1993-62 FA, 1.909%, 4/25/2023	366,260
	TOTAL	172,287,312
	Government National Mortgage Association REMIC—19.4%
788,988	Series 2004-59 FV, 0.402%, 10/20/2033	788,866
291,285	Series 2001-22 FG, 0.502%, 5/16/2031	292,543
23,879,201	Series 2012-H29 CF, 0.508%, 2/20/2062	23,651,393
28,051,781	Series 2012-H29 BF, 0.508%, 11/20/2062	27,791,573
21,470,858	Series 2012-H31 FA, 0.518%, 11/20/2062	21,295,484
4,601,974	Series 2012-H30 SA, 0.538%, 12/20/2062	4,543,538
33,144,749	Series 2012-H25 BF, 0.548%, 9/20/2062	32,899,876
261,228	Series 2001-21 FB, 0.552%, 1/16/2027	261,923
17,814,914	Series 2012-H24 FC, 0.568%, 10/20/2062	17,681,962
419,538	Series 1999-43 FA, 0.605%, 11/16/2029	420,467
4,684,305	Series 2009-96 GF, 0.602%, 1/16/2038	4,717,237
20,179,829	Series 2011-H07 FA, 0.659%, 2/20/2061	20,140,176
31,401,289	Series 2012-H15 FB, 0.668%, 6/20/2062	31,258,633
3,390,241	Series 2002-17 FK, 0.704%, 3/20/2032	3,439,698
360,507	Series 1999-40 FE, 0.702%, 11/16/2029	361,434

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Government National Mortgage Association REMIC—continued
$9,438,249	Series 2012-H18 FA, 0.718%, 8/20/2062	$9,434,738
9,043,422	Series 2012-H18 SA, 0.748%, 8/20/2062	9,054,238
	TOTAL	208,033,779
	Fannie Mae—1.5%
4,430,900	Fannie Mae FA, 0.652%, 9/25/2038	4,457,113
1,621,087	Fannie Mae BA 4035 BA 4035 FB, 0.652%, 8/25/2039	1,631,375
9,914,514	Fannie Mae GS 3381 GS 3381 FC, 0.752%, 2/25/2037	10,029,363
	TOTAL	16,117,851
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $497,661,737)	496,161,427
	GOVERNMENT AGENCIES—14.7%
	Federal Farm Credit Bank System Floating Rate Notes—4.4%[1]
10,000,000	0.100%, 2/03/2015	9,999,228
7,000,000	0.132%, 7/23/2014	6,999,846
15,000,000	0.146%, 7/23/2015	15,000,086
15,000,000	0.172%, 5/04/2016	15,008,790
	TOTAL	47,007,950
	Federal Home Loan Bank Notes—2.0%
5,000,000	0.150% 4/15/2015	4,996,905
5,000,000	0.200% 1/09/2015	4,994,793
5,000,000	0.200% 4/24/2015	4,995,072
7,000,000	0.210% 2/26/2015	6,993,709
	TOTAL	21,980,479
	Federal Home Loan Bank System Discount Notes—1.4%[2]
15,000,000	0.074%, 6/25/2014	14,999,029
	Federal Home Loan Bank System Floating Rate Notes—1.4%[1]
15,000,000	0.137%, 10/16/2015	15,001,119
	Federal Home Loan Mortgage Corp. Discount Notes—0.4%[2]
4,250,000	0.110%, 11/4/2014	4,248,250
	Federal National Mortgage Association Floating Rate Notes—5.1%[1]
20,000,000	0.122%, 2/27/2015	20,003,373
35,000,000	0.132%, 6/20/2014	35,001,486
	TOTAL	55,004,859
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $158,233,462)	158,241,686
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal National Mortgage Association—0.0%
60,124	7.500%, 30 Year, 1/1/2032	70,078
267,365	7.500%, 30 Year, 8/1/2032	312,646
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $348,469)	382,724
	U.S. TREASURY—0.7%
	U.S. Treasury Notes—0.7%
7,000,000	United States Treasury Note, 2.250%, 5/31/2014 (IDENTIFIED COST $7,012,100)	7,012,413
	REPURCHASE AGREEMENTS—22.4%
40,551,000	Interest in $1,245,000,000 joint repurchase agreement 0.06%, dated 4/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,245,002,075 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,271,760,401.	40,551,000

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
200,000,000	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 4/30/2014 under which Mizuho Securities (USA), Inc. will repurchase securities provided as collateral for $500,000,972 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2043 and the market value of those underlying securities was $510,079,633.	$200,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	240,551,000
	TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $1,075,516,806)[3]	1,075,283,721
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(656,887)
	TOTAL NET ASSETS—100%	$1,074,626,834
1	Represents the current interest rate for the floating rate security.
2	Discount rate at time of purchase.
3	At April 30, 2014, the cost of investments for federal tax purposes was $1,075,516,806. The net unrealized depreciation of investments for federal tax purposes was $233,085. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,406,278 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,639,363.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2014